Supplement to the
Fidelity® Advisor Fifty Fund
Class A, Class T, Class B, and Class C
January 29, 2002
Prospectus

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 23.

J. Fergus Shiel is vice president and manager of Advisor Fifty Fund, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

AFIF-02-01 June 25, 2002
1.749940.104

Supplement to the
Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2002
Prospectus

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 20.

J. Fergus Shiel is vice president and manager of Advisor Fifty Fund, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

AFIFI-02-01 June 25, 2002
1.749941.104